REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)		$ (85)	$ (10)
Changes in:
Future policy benefits	$ 33	50	17
Reinsurance recoverable	(61)	(129)	(108)
Current and deferred income taxes	(21)	7	(28)
Other, net		(5)	(9)
Net cash provided by (used in) operating activities	(352)	(385)	(349)
Cash flows from financing activities:
Deposits	739	637	577
Withdrawals	(111)	(90)	(78)
Net cash provided by (used in) financing activities	$ 843	550	811
As Previously Reported
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)		(13)	(9)
Changes in:
Future policy benefits		20	34
Reinsurance recoverable		19	19
Current and deferred income taxes		25	(28)
Other, net		(13)	(10)
Net cash provided by (used in) operating activities		(250)	(205)
Cash flows from financing activities:
Deposits		776	712
Withdrawals		(364)	(357)
Net cash provided by (used in) financing activities		415	667
Impact of Revisions
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)		(7)	(1)
Changes in:
Future policy benefits		4	(17)
Reinsurance recoverable		(139)	(127)
Current and deferred income taxes		(2)	0
Other, net		9	1
Net cash provided by (used in) operating activities		(135)	(144)
Cash flows from financing activities:
Deposits		(139)	(135)
Withdrawals		274	279
Net cash provided by (used in) financing activities		135	$ 144
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)		(64)
Changes in:
Future policy benefits		26
Reinsurance recoverable		(9)
Current and deferred income taxes		(16)
Other, net		(1)
Net cash provided by (used in) operating activities		0
Cash flows from financing activities:
Deposits		0
Withdrawals		0
Net cash provided by (used in) financing activities		0
As Adjusted
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)		(78)
Changes in:
Future policy benefits		46
Reinsurance recoverable		10
Current and deferred income taxes		9
Other, net		(15)
Net cash provided by (used in) operating activities		(250)
Cash flows from financing activities:
Deposits		776
Withdrawals		(364)
Net cash provided by (used in) financing activities		$ 415